FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement [Abstract]
Current	$ 2,568	$ 3,229
Non-current	2,232	1,471
Total	$ 4,800	$ 4,700